Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2016		Jun. 30, 2015
Cash flows from operating activities:
Net income	$ 124,038		$ 114,454
Adjustments to reconcile net income to net cash provided by operating activities:
Loss on disposal of property, plant and equipment	27		4
Depreciation expense	20,699		19,672
Amortization of intangibles	8,878		8,497
Amortization of grants	(22)		(25)
Accrued interest on short term investments	(422)
Realised gain on sale of short term investments	(39)
Share compensation expense	20,690		15,012
Amortization of gain on interest rate hedge	(458)
Amortization of financing costs	276
Deferred taxes	7,469		2,126
Changes in assets and liabilities:
Decrease in accounts receivable	42,548		21,362
Increase in unbilled revenue	(15,892)		(28,422)
Increase in other receivables	(8,305)		(4,398)
Increase in prepayments and other current assets	(1,117)		(9,032)
Increase in other non-current assets	(1,505)		(722)
Decrease in payments on account	(61,187)		(15,747)
Decrease in other current liabilities	(48,168)		(40,508)
Increase in other non-current liabilities	2,108		2,146
(Decrease)/increase in income taxes payable	(763)		1,980
(Decrease)/increase in accounts payable	(868)		2,792
Change in deferred tax liability	(4,233)
Net cash provided by operating activities	83,754		89,191
Cash flows from investing activities:
Purchase of property, plant and equipment	(19,893)		(24,088)
Purchase of subsidiary undertakings	(1,613)		(103,139)
Purchase of short term investments	(10,969)		(636)
Sale of short term investments	15,441		13,184
Net cash used in investing activities	(17,034)		(114,679)
Cash flows from financing activities:
Proceeds from exercise of share options & restricted share units	2,180		11,024
Share issuance costs	(9)		(4)
Tax benefit from the exercise of share options	2,338		2,463
Repurchase of ordinary shares			(57,892)
Share repurchase costs			(289)
Drawdown of bank credit lines and loan facilities	20,000		60,000
Repayment of bank credit lines and loan facilities	(20,000)
Financing costs	(6,541)
Net cash used by financing activities	(2,032)		15,302
Effect of exchange rate movements on cash	(129)		(1,245)
Net increase/(decrease) in cash and cash equivalents	64,559		(11,431)
Cash and cash equivalents at beginning of period	103,911	[1]	118,900
Cash and cash equivalents at end of period	$ 168,470		$ 107,469

[1]	The December 31, 2015 Balance Sheet has been retrospectively restated as required to reflect the requirements of new guidance in respect of the presentation of debt issue costs.